Intangible Assets and Goodwill - Summary of the Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill Roll Forward
Goodwill - balances, December 31, prior year	$ 1,585	$ 2,105
Assets sold	0	(520)
Net carrying amount	$ 1,585	$ 1,585